Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,324	$ 59,322,129	$ (30,980,581)	$ 28,342,872
Beginning balance, shares at Dec. 31, 2019	1,324,041
Stock-based compensation expense		1,329,643		1,329,643
Net loss			(5,845,053)	(5,845,053)
Common shares issued in lieu of payables	$ 17	261,436		261,453
Common shares issued in lieu of payables, shares	16,940
Common stock issued for services	$ 14	237,486		237,500
Common stock issued for services, shares	14,335
Sale of common stock	$ 373	6,274,791		6,275,164
Sale of common stock, shares	373,347
Issuance of common stock for acquisition	$ 667	$ 12,499,333		$ 12,500,000
Issuance of common stock for acquisition, shares	666,667
Issuance of warrants for acquisition		1,932,300		1,932,300
Issuance of warrants for services		$ 253,749		$ 253,749
Ending balance, value at Dec. 31, 2020	$ 2,395	82,110,867	(36,825,634)	45,287,628
Ending balance, shares at Dec. 31, 2020	2,395,330
Stock-based compensation expense		334,385		334,385
Net loss			(2,211,866)	(2,211,866)
Ending balance, value at Mar. 31, 2021	$ 2,395	82	(39,037,500)	43,410,147
Ending balance, shares at Mar. 31, 2021	2,395
Beginning balance, value at Dec. 31, 2020	$ 2,395	82,110,867	(36,825,634)	45,287,628
Beginning balance, shares at Dec. 31, 2020	2,395,330
Net loss				(5,482,793)
Issuance of warrants for services
Ending balance, value at Sep. 30, 2021	$ 2,395	82,543,490	(42,308,427)	40,237,458
Ending balance, shares at Sep. 30, 2021	2,395,330
Beginning balance, value at Dec. 31, 2020	$ 2,395	82,110,867	(36,825,634)	45,287,628
Beginning balance, shares at Dec. 31, 2020	2,395,330
Stock-based compensation expense		865,112		865,112
Net loss			(10,997,929)	(10,997,929)
Warrants issued		5,493,821		5,493,821
Warrants issued for acquisition		(732,300)		(732,300)
Issuance of common stock for acquisition	$ 307	7,773,693		7,774,000
Issuance of common stock for acquisition, shares	306,740
Issuance of warrants for services				368,287
Ending balance, value at Dec. 31, 2021	$ 2,702	95,511,193	(47,823,563)	47,690,332
Ending balance, shares at Dec. 31, 2021	2,702,070
Beginning balance, value at Mar. 31, 2021	$ 2,395	82	(39,037,500)	43,410,147
Beginning balance, shares at Mar. 31, 2021	2,395
Stock-based compensation expense		194,657		194,657
Net loss			(1,638,928)	(1,638,928)
Adjustment of warrants value in connection with finalizing the business combination		(732,300)		(732,300)
Ending balance, value at Jun. 30, 2021	$ 2,395	81,907,609	(40,676,428)	41,233,576
Ending balance, shares at Jun. 30, 2021	2,395,330
Stock-based compensation expense		64,074		64,074
Net loss			(1,631,999)	(1,631,999)
Warrants issued in connection with convertible notes		571,807		571,807
Ending balance, value at Sep. 30, 2021	$ 2,395	82,543,490	(42,308,427)	40,237,458
Ending balance, shares at Sep. 30, 2021	2,395,330
Beginning balance, value at Dec. 31, 2021	$ 2,702	95,511,193	(47,823,563)	47,690,332
Beginning balance, shares at Dec. 31, 2021	2,702,070
Stock-based compensation expense		716,432		716,432
Net loss			(6,124,885)	(6,124,885)
Warrants issued		2,969,916		2,969,916
Exercise of warrants	$ 20	2,980		3,000
Exercise of warrants, shares	20,000
Ending balance, value at Mar. 31, 2022	$ 2,722	99,200,521	(53,948,448)	45,254,795
Ending balance, shares at Mar. 31, 2022	2,722,070
Beginning balance, value at Dec. 31, 2021	$ 2,702	95,511,193	(47,823,563)	47,690,332
Beginning balance, shares at Dec. 31, 2021	2,702,070
Net loss				(14,601,507)
Issuance of warrants for services				1,850,533
Ending balance, value at Sep. 30, 2022	$ 2,722	103,369,939	(62,425,070)	40,947,591
Ending balance, shares at Sep. 30, 2022	2,722,070
Beginning balance, value at Mar. 31, 2022	$ 2,722	99,200,521	(53,948,448)	45,254,795
Beginning balance, shares at Mar. 31, 2022	2,722,070
Stock-based compensation expense		676,242		676,242
Net loss			(6,923,984)	(6,923,984)
Warrants issued		2,341,659		2,341,659
Ending balance, value at Jun. 30, 2022	$ 2,722	102,218,422	(60,872,432)	41,348,712
Ending balance, shares at Jun. 30, 2022	2,722,070
Stock-based compensation expense		271,517		271,517
Net loss			(1,552,638)	(1,552,638)
Warrants issued		880,000		880,000
Ending balance, value at Sep. 30, 2022	$ 2,722	$ 103,369,939	$ (62,425,070)	$ 40,947,591
Ending balance, shares at Sep. 30, 2022	2,722,070